Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 01, 2015
Entity Registrant Name	dei_EntityRegistrantName	CSOP ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001617113
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2015
Prospectus Date	rr_ProspectusDate	Mar. 10, 2015
CSOP FTSE CHINA A50 ETF | CSOP FTSE CHINA A50 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFTY